TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	FIXED INCOME - 99.5%
192,600	iShares Broad USD High Yield Corporate Bond ETF	$ 6,893,154
90,400	iShares iBoxx $ High Yield Corporate Bond ETF	6,900,232
73,700	SPDR Bloomberg High Yield Bond ETF	6,900,531
275,500	SPDR Bloomberg Short Term High Yield Bond ETF	6,893,010
245,900	VanEck Fallen Angel High Yield Bond ETF	6,902,413
197,300	Xtrackers USD High Yield Corporate Bond ETF	6,899,581
		41,388,921

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,658,875)	41,388,921

	TOTAL INVESTMENTS - 99.5% (Cost $40,658,875)	$ 41,388,921
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	214,063
	NET ASSETS - 100.0%	$ 41,602,984

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUND — 78.3%
	EQUITY - 78.3%
88,600	Vanguard S&P 500 ETF					$ 33,086,784

	TOTAL EXCHANGE-TRADED FUND (Cost $34,714,220)					33,086,784

Contracts(a)
	FUTURE OPTIONS PURCHASED - 6.4%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 6.4%
216	CME EMini Standard & Poor’s 500 Index Future	EDF	12/20/2024	$ 3,800	$ 46,515,600	$ 2,673,000
107	CME EMini Standard & Poor’s 500 Index Future	EDF	03/17/2023	3,320	21,881,500	25,145
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,098,563)					2,698,145

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $4,098,563)					2,698,145

	TOTAL INVESTMENTS - 84.7% (Cost $38,812,783)					$ 35,784,929
	CALL OPTIONS WRITTEN - (1.3)% (Proceeds - $657,400)					(540,663)
	PUT OPTIONS WRITTEN - (0.5)% (Proceeds - $504,000)					(212,663)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 17.1%					7,208,845
	NET ASSETS - 100.0%					$ 42,240,448

Contracts(a)
	WRITTEN FUTURE OPTIONS - (1.8)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.3)%
106	CME EMini Standard & Poor’s 500 Index Future 3rd Week	EDF	02/17/2023	$ 4,130	$ 21,677,000	$ 250,425
107	CME EMini Standard & Poor’s 500 Index Future	EDF	03/17/2023	4,180	21,881,500	290,238
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $657,400)					540,663

	PUT OPTIONS WRITTEN - (0.5)%
107	CME EMini Standard & Poor’s 500 Index Future	EDF	03/17/2023	$ 3,880	$ 21,881,500	$ 212,663
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $504,000)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $1,161,400)					$ 753,326

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
45	CME E-Mini Standard & Poor's 500 Index Future	03/17/2023	$ 9,202,500	$ 209,206
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
EDF	-ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.